CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS (UNAUDITED) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
Cash flows from operating activities
Net income (loss)	$ (1,144,000)	$ 15,646,000
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
Share-based compensation expense	22,800,000
Provision for inventory write-down	2,000,000	3,000,000
HMH Holding BV And Subsidiaries [Member]
Cash flows from operating activities
Net income (loss)	(1,144,000)	15,646,000	$ 46,123,000	$ 51,956,000
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
Depreciation and amortization	21,719,000	20,993,000	42,460,000	39,402,000
Share-based compensation expense	22,775,000	0
Amortization of borrowing costs	727,000	975,000	1,789,000	1,858,000
Restructuring and other expenses	0	1,800,000	1,828,000	0
Deferred tax expense (benefit)	(6,725,000)	846,000	2,390,000	7,033,000
Payment-in-kind interest	2,908,000	5,421,000	11,055,000	9,964,000
Provision for bad debt expense	468,000	480,000	11,136,000	1,965,000
Provision for inventory write-down	1,989,000	3,034,000	4,064,000	4,964,000
Loss on debt extinguishment			1,449,000	0
Changes in operating assets and liabilities
Accounts receivable and related party accounts receivable	(16,371,000)	(6,569,000)	20,041,000	(16,614,000)
Contract assets	11,419,000	18,196,000	34,516,000	(3,267,000)
Inventories, net	(956,000)	1,307,000	29,464,000	(47,232,000)
Other current receivables	(5,083,000)	13,412,000	16,019,000	(5,733,000)
Prepaid and other current assets	(1,636,000)	(7,582,000)	(6,245,000)	2,383,000
Accounts payable and accounts payable—related party	7,858,000	(38,875,000)	(57,451,000)	2,535,000
Accrued expenses	(12,427,000)	(22,192,000)	(41,513,000)	11,473,000
Contract liabilities	7,504,000	(295,000)	(22,031,000)	(16,409,000)
Other current and long-term liabilities	(9,915,000)	(8,957,000)	(6,194,000)	(12,092,000)
Other, net	2,046,000	(5,192,000)	(590,000)	2,675,000
Net cash provided by (used in) operating activities	25,156,000	(7,552,000)	88,310,000	34,861,000
Cash flows from investing activities
Purchase of property, plant and equipment	(2,086,000)	(4,840,000)	(9,617,000)	(16,096,000)
Purchase of property, plant and equipment			338,000	213,000
Purchase of intangible asset			(715)	(192)
Development costs	(5,896,000)	(1,073,000)	(6,649,000)	(2,244,000)
Acquisition of business, net of cash	(770,000)	0	(4,457,000)	(19,624,000)
Net cash provided by (used in) investing activities	(8,752,000)	(5,913,000)	(21,100,000)	(37,943,000)
Cash flows from financing activities
Issuance of common stock in initial public offering (IPO), net of underwriting discount	210,670,000	0
Purchase of HMH B.V. voting shares from Principal Stockholders	(39,480,000)	0
Redemption under exchange agreement with Principal Stockholders	(12,894,000)	0
IPO issuance costs	(10,380,000)	0
Proceeds from issuance of long-term loans—bonds			200,000	0
Proceeds from issuance of long-term loans—revolving credit facilities	719,000	90,000,000	125,702,000	90,000,000
Repayment of long-term loans—bonds			(206,584)	0
Repayment of revolving credit facilities	0	(92,000,000)	(140,000,000)	(97,984,000)
Proceeds from sale to non-controlling interests			0	2,291,000
Repayment of long-term debt, net—related party	(137,099,000)	0
Purchase of treasury shares	(4,888,000)	0
Payment of borrowing costs			(3,378,000)	(1,615,000)
Net cash provided by (used in) financing activities	6,648,000	(2,000,000)	(24,260,000)	(7,308,000)
Effect of foreign exchange rate on cash and cash equivalents	68,000	4,966,000	4,723,000	(3,222,000)
Net increase (decrease) in cash and cash equivalents	23,120,000	(10,499,000)	47,673,000	(13,612,000)
Cash and cash equivalents beginning of period	96,585,000	48,912,000	48,912,000	62,524,000
Cash and cash equivalents end of period	119,705,000	38,413,000	96,585,000	48,912,000
Supplemental cash flow information:
Cash paid for income taxes, net	13,020,000	9,175,000	18,334,000	17,218,000
Cash paid for interest	9,195,000	13,700,000	28,024,000	23,284,000
Supplemental non-cash financing activities:
Deferred IPO cost netted with IPO proceeds	15,809,000	0
Settlement of long-term debt, net —related party and related party notes receivable	$ 9,541,000	$ 0
Contingent Consideration In Connection With Acquisition			$ 2,017,000	$ 3,700,000